Borrowings - Schedule of current and non current borrowings (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current	$ 183	$ 531
Borrowings	2,528	2,635
Total	2,711	3,166
Bank overdrafts
Disclosure of detailed information about borrowings [line items]
Current	183	248
Borrowings	0	0
Total	183	248
Senior unsecured loan notes
Disclosure of detailed information about borrowings [line items]
Current	0	283
Borrowings	2,528	2,635
Total	$ 2,528	$ 2,918	$ 2,297	$ 1,530